Leases	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Leases
14. Leases
Right-of-use
assets

	Land and buildings $m	Investment property $m	Other $m	Total $m
Cost
At 1 January 2021	617	–	4	621
Additions and other re-measurements	4	–	–	4
Terminations and disposals	(9)	–	(1)	(10)
Exchange and other adjustments	(5)	–	–	(5)
At 31 December 2021	607	–	3	610
Additions and other re-measurements	40	–	–	40
Transfers to investment property	(50)	50	–	–
Transfers to finance lease receivable	(5)	–	–	(5)
Terminations	(9)	–	(1)	(10)
Exchange and other adjustments	(12)	–	–	(12)
At 31 December 2022	571	50	2	623
Depreciation and impairment
At 1 January 2021	(316)	–	(2)	(318)
Provided	(26)	–	(1)	(27)
System Fund expense	(3)	–	–	(3)
System Fund impairment reversal	3	–	–	3
Terminations and disposals	5	–	1	6
Exchange and other adjustments	3	–	–	3
At 31 December 2021	(334)	–	(2)	(336)
Provided	(24)	–	(1)	(25)
System Fund expense	(3)	–	–	(3)
Impairment charge	(2)	–	–	(2)
Impairment reversal	2	–	–	2
Transfers to investment property	47	(47)	–	–
Transfers to finance lease receivable	3	–	–	3
Terminations	9	–	1	10
Exchange and other adjustments	8	–	–	8
At 31 December 2022	(294)	(47)	(2)	(343)

Net book value
At 31 December 2022	277	3	–	280
At 31 December 2021	273	–	1	274
At 1 January 2021	301	–	2	303
The Group’s leased assets mainly comprise hotels and offices. Leases contain a wide range of different terms and conditions. The term of property leases ranges from
1-99
years. The weighted average lease term remaining on the Group’s top eight leases (which comprise 95% (2021: 94%) of the right-of-use
asset net book value) is 56 years (2021: 56 years). The InterContinental Boston lease, expiring in 2105, has a significant impact on this weighted average lease term; excluding this lease the weighted average lease term is 9 years (2021: 8 years). Undiscounted cash flows on the Boston lease of $3,233m (2021: $3,252m) represent 94% (2021: 94%) of the total undiscounted cash flows relating to lease liabilities.
Many of the Group’s property leases contain extension or early termination options, which are used for operational flexibility. The lease agreement over the US corporate headquarters contains a material extension option which is not included in the calculation of the lease asset and liability as the extension would not take effect before 2031 and there is no reasonable certainty the option will be exercised. The value of the undiscounted rental payments relating to this lease and not included in the value of the lease asset and liability is $289m. Additionally, the Group has the option to extend the term of the InterContinental Boston lease for two additional
20-year
terms, the first of which would take effect from 2105. These extension options have not been included in the calculation of the lease liability.
Impairment and impairment reversals
2022 impairment
Details of the $2m impairment charge are contained in note 13.
2022 impairment reversal
Impairment reversals of $2m were recognised in relation to one hotel in the EMEAA region and arose due to improved recovery forecasts as well as strong 2022 trading. The asset was measured at value in use, using a discounted cash flow for the remaining five-year lease term. Estimated future cash flows were discounted at a pre-tax
rate of 17.6%. The recoverable amount was $9m which represents the depreciated value of the original asset.
2021 impairment reversal
Impairment reversals of $3m were recognised in relation to the US corporate headquarters and arose as a result of contractual agreements to sublease or surrender certain areas for the remainder of the lease term, removing uncertainty over future cash flows for those areas.
The recoverable amount was measured at value in use, using a discounted cash flow based on the agreed contractual terms. A pre-tax
discount rate of 9.5% was applied.
The impairment reversal was substantially all recognised in the System Fund in line with existing principles for cost allocation relating to this facility.
2020 impairment
Impairment of $16m was recognised and a further $32m was recognised in the System Fund, comprising:

•	$5m related to one hotel in the EMEAA region, based on value in use calculations. Trading projections reflected a five-year RevPAR recovery period to 2019 levels.

•
$43m related to the US corporate headquarters. Future sublease rentals were expected to be lower than the head lease rentals which, together with the impact of the expected time taken and costs incurred to sublet the space, resulted in an impairment. Of the $43m, $32m was borne by the System Fund in line with the principles for cost allocation relating to this facility with the remaining $11m recognised in the Americas region ($5m) and Central ($6m). An additional $7m was recorded in property, plant and equipment. The recoverable amount was measured at fair value less costs of disposal. This was equivalent to value in use given subletting the floors was considered to represent the highest and best use of the asset and so the cash flows were the same in both scenarios.

Lease liabilities
The majority of the Group’s lease liabilities are discounted at incremental borrowing rates of up to 11%. The rate implicit in the InterContinental Boston lease was 9.7% and was derived from a valuation of the hotel at lease inception in 2006.

Currency	2022 $m	2021 $m
US dollars	363	374
Sterling	31	6
Euros	5	5
Other	28	34
	427	419

Analysed as:
Current	26	35
Non-current	401	384
	427	419
The maturity analysis of lease liabilities is disclosed in note 23.
The Group’s lease liability is not materially sensitive to inflation as $348m (2021: $356m) relates to the InterContinental Boston and the US corporate headquarters, which both include fixed payments and are not subject to inflationary adjustments.

Amounts recognised in the Group income statement

	2022 $m	2021 $m	2020 $m
Depreciation of right-of-use assets	25	27	35
System Fund depreciation of right-of-use assets	3	3	4
Net impairment (reversal)/charge	–	–	16
System Fund impairment (reversal)/charge	–	(3)	32
Derecognition of right-of-use assets and lease liabilities	–	–	(22)
Gain on lease termination	–	–	(30)
Expense relating to variable lease payments	47	31	7
Expense relating to short-term leases and low-value assets	1	1	2
Income from operating subleases of right-of-use assets	(1)	(1)	(1)
Recognised in operating profit/(loss)	75	58	43
Interest on lease liabilities	29	29	37
Total recognised in the Group income statement	104	87	80
Variable lease payments
In 2022, the Group agreed to restructure the UK portfolio leases with substantially lower rental payments. The revised portfolio comprises nine
IHG-branded
hotels, with the leases of three unbranded hotels terminated in the second half of 2022.
The structure of the revised leases is similar to the previous leases which contained guarantees that the Group will fund any shortfalls in lease payments up to an annual and cumulative cap. These caps limit the Group’s exposure to trading losses, meaning that rental payments are reduced if insufficient cash flows are generated by the hotels. Since there is no floor to the rent reduction applicable under these leases, they are treated as fully variable. In the event that rent reductions are not applicable, annual base rental payments stabilise at £34m over the remaining lease term of 21 years. Additional performance-based rental payments are calculated using hotel revenues and net cash flows.
In addition, one German hotel lease is treated as fully variable. A further German hotel lease which was treated as fully variable was terminated in early 2022 following settlement of a commercial dispute. One further German hotel lease under a similar structure is expected to commence in 2024.
Sublease arrangements
At 31 December 2022, the Group’s largest sublease arrangements relate to the Group’s US corporate headquarters.
Operating subleases

Operating sublease payments receivable	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	Total $m
At 31 December 2022	2	2	5	9
At 31 December 2021	2	2	5	9
At 31 December 2020, the undiscounted future cash flows receivable from subleased properties amounted to $2m.
Finance subleases
In 2022, the Group subleased a component of the US corporate headquarters for the remainder of the head lease term. No gain or loss arose.

Finance lease payments receivable	More than 5 years $m	Total undiscounted lease receivable $m	Unearned finance income $m	Finance lease receivable $m
At 31 December 2022	2	2	–	2
Amounts recognised in the Group statement of cash flows

	2022 $m	2021 $m	2020 $m
Operating activities	72	55	39
Investing activities	(6)	–	–
Financing activities	36	32	65
Net cash paid	102	87	104